Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2017
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
RBC Microcap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rbcgam_SupplementTextBlock

RBC FUNDS TRUST

RBC Microcap Value Fund

Supplement dated March 30, 2017 to the Prospectus for the RBC Equity Funds dated January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Microcap Value Fund

On the Effective Date, the benchmark index for the RBC Microcap Value Fund will change from the Russell 2000® Value Index to the Russell Microcap Value Index. The benchmark index is being changed because the Russell Microcap Value Index more accurately reflects the characteristics of the Fund. No changes to the Fund’s investment policies or investment strategy are contemplated in connection with the benchmark change.

The table under the heading titled “Performance Table” on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class I Before Taxes	25.94%	17.04%	6.62%	9.89%
Class I After Taxes on Distributions	24.35%	16.40%	6.02%	8.50%
Class I After Taxes on Distributions and Sale of Shares	15.99%	13.78%	5.24%	7.98%
Class A Before Taxes	18.37%	15.36%	5.72%	9.39%
Russell Microcap Value Index (reflects no deduction for fees, expenses or taxes)	30.59%	16.92%	5.26%	N/A [1]
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from August 31, 1987)	31.74%	15.07%	6.26%	10.29%

[1]	The since inception return is not provided because the inception date of the Russell Microcap Value Index was June 1, 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2016)
RBC Microcap Value Fund | Russell Microcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	30.59%
Past 5 Years	rr_AverageAnnualReturnYear05	16.92%
Past 10 Years	rr_AverageAnnualReturnYear10	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
RBC Microcap Value Fund | Russell 2000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	31.74%
Past 5 Years	rr_AverageAnnualReturnYear05	15.07%
Past 10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1987
RBC Microcap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	25.94%
Past 5 Years	rr_AverageAnnualReturnYear05	17.04%
Past 10 Years	rr_AverageAnnualReturnYear10	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
RBC Microcap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	24.35%
Past 5 Years	rr_AverageAnnualReturnYear05	16.40%
Past 10 Years	rr_AverageAnnualReturnYear10	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
RBC Microcap Value Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	15.99%
Past 5 Years	rr_AverageAnnualReturnYear05	13.78%
Past 10 Years	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
RBC Microcap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	18.37%
Past 5 Years	rr_AverageAnnualReturnYear05	15.36%
Past 10 Years	rr_AverageAnnualReturnYear10	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%

[1]	The since inception return is not provided because the inception date of the Russell Microcap Value Index was June 1, 2005.